Intangible assets, net	12 Months Ended
Mar. 31, 2019
Intangible assets, net
Intangible assets, net

8Intangible assets, net

	March 31,
	2018	2019	2019
	RMB	RMB	US$

Cord blood bank operating rights	138,628	138,628	20,656
Less: Accumulated amortization	(36,563)	(41,184)	(6,136)
Total intangible assets, net	102,065	97,444	14,520

Intangible assets represent the cord blood bank operating rights in the Guangdong province and the Zhejiang province, the PRC.

The cord blood bank operating right in the Guangdong province was acquired through the acquisition of Guangzhou Nuoya in May 2007. The estimated useful life of the operating right is thirty years. Amortization expenses of the operating right in the Guangdong province were RMB971,  RMB971 and RMB971 (US$145) for the years ended March 31, 2017, 2018 and 2019, respectively. The operating right is subject to renewal and the next renewal is due in May 2021.

In February 2011, the Group acquired the right to operate the cord blood bank in the Zhejiang province from a third party for cash consideration of US$12,500 (equivalent to RMB82,124). Payment for the operating right is non-deductible for tax purpose. The simultaneous equations method is used to record the assigned value of the asset of RMB109,499 and a related deferred tax liability of RMB27,375 (Note 17(c)), in accordance with the guidance in ASC Topic 740-10-25-51, such that the carrying amount of the asset upon initial recognition less the related deferred tax liability equals the cash consideration paid. The estimated useful life of the Zhejiang operating right is thirty years. Amortization expenses were RMB3,650,  RMB3,650 and RMB3,650 (US$544) for the years ended March 31, 2017, 2018 and 2019, respectively. The operating right is subject to renewal and the next renewal is due in September 2019.

The Group determined that a thirty-year period as useful life of the cord blood bank operating rights to be appropriate, following the pattern in which the expected benefits of the asset will be consumed or otherwise used up. The Group’s renewal period with the provincial governmental authorities generally is every three (for cord blood banks in Guangdong and Zhejiang) or nine (for cord blood bank in Beijing) years. The Group has historically renewed cord blood bank operating rights without incurring any significant costs. There are no other legal or regulatory provisions that limit the useful life of the cord blood bank operating rights or that cause the cash flows and useful life of such cord blood bank operating rights to be constrained. In addition, the Group expects the effect of obsolescence, demand, competition, and other economic factors to be minimal.

The Group engaged independent third-party valuation firms in determining the fair values of the cord blood bank operating rights during the acquisitions. The fair values of the cord blood bank operating rights were determined using an income approach and considered assumptions (including turnover rate) that a market participant would make consistent with the highest and best use of the asset by market participants. The periods of expected cash flows used to measure the fair values of the cord blood bank operating rights were thirty years. Without evidence to the contrary, the Group expects that the cord blood bank operating rights will be renewed at the same rate as a market participant would expect, and no other factors would indicate a different useful life is more appropriate. Accordingly, in the absence of other entity-specific factors, the useful life of the cord blood bank operating rights was determined to be thirty years.

A straight-line method of amortization has been adopted as the pattern in which the economic benefits of the operating rights are used up cannot be reliably determined. Estimated amortization expenses for the years ending after March 31, 2019 are:

	March 31, 2019
	RMB	US$
Fiscal years ending March 31,
2020	4,621	689
2021	4,621	689
2022	4,621	689
2023	4,621	689
2024	4,621	689
2025 and thereafter	74,339	11,075
Total amortization expenses	97,444	14,520